Investments - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Purchases of investments	€ 75,930	€ 41,830	[1]
Proceeds from investment maturities	58,912	€ 0
Foreign currency exchange gains	6,034
Finance Income Expense [Member]
Disclosure of financial assets [line items]
Foreign currency exchange gains	€ 3,200

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.